PENSION AND OTHER POSTRETIREMENT BENEFITS - Net Periodic Benefit (Income) Cost Recognized in Other Comprehensive (Income) Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0	$ 0	$ 0
Interest cost	6	5	5
Amortization of prior service (credit) cost	(20)	(42)	(74)
Recognition of actuarial (gains) losses	(13)	(4)	(2)
Net periodic benefit (income) cost	(27)	(41)	(71)
Actuarial (gains) losses	3	(54)	(8)
Prior service (credit) cost	0	0	0
Prior service credit recognized during year	20	42	74
Actuarial (gains) losses recognized during year	13	4	2
Total recognized in Other comprehensive (income) loss	36	(8)	68
Total recognized in net periodic benefit (income) cost and Other comprehensive (income) loss	9	(49)	(3)
Pension ongoing income—non-service | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	29	86	105
Interest cost	645	380	306
Expected return on plan assets	(1,111)	(1,281)	(1,220)
Amortization of prior service (credit) cost	(42)	(42)	(42)
Recognition of actuarial (gains) losses	0	(14)	31
Settlements and curtailments	0	(2)	0
Net periodic benefit (income) cost	(479)	(873)	(820)
Actuarial (gains) losses	378	307	(14)
Prior service (credit) cost	0	0	0
Prior service credit recognized during year	42	43	43
Actuarial (gains) losses recognized during year	0	15	0
Foreign currency translation	0	0	0
Total recognized in Other comprehensive (income) loss	420	365	29
Total recognized in net periodic benefit (income) cost and Other comprehensive (income) loss	(59)	(508)	(791)
Pension ongoing income—non-service | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	11	19	26
Interest cost	200	103	77
Expected return on plan assets	(274)	(278)	(348)
Amortization of prior service (credit) cost	0	0	0
Recognition of actuarial (gains) losses	153	537	9
Settlements and curtailments	0	0	0
Net periodic benefit (income) cost	90	381	(236)
Actuarial (gains) losses	198	294	(221)
Prior service (credit) cost	0	0	(3)
Prior service credit recognized during year	0	(1)	(1)
Actuarial (gains) losses recognized during year	(153)	(537)	(9)
Foreign currency translation	17	204	(1)
Total recognized in Other comprehensive (income) loss	62	(40)	(235)
Total recognized in net periodic benefit (income) cost and Other comprehensive (income) loss	$ 152	$ 341	$ (471)